Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Details) (Parenthetical) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Dec. 31, 2016	Jul. 01, 2012
Note payable		$ 1,145,000	$ 800,000		$ 865,000
Interest rate on notes						8.00%
Note payable, current		65,222			68,471
Due to related parties		381,457	274,125		1,083,764
Officers and Shareholders [Member]
Note payable		$ 195,000	195,000	$ 300,000	195,000	$ 200,000
Interest rate on notes				14.00%
Percentage of accrued interest		10.00%
Debt instruments maturity		Dec. 31, 2016
Note payable, current		$ 150,000	150,000		600,000
Due to related parties		50,000	50,000		$ 70,000
Mr. Lien [Member]
Purchases from related party	$ 300,000
Percentage of accrued interest	8.00%
Debt instruments maturity	May 31, 2018
Note payable, current		600,000
Mr. Hao [Member]
Purchases from related party	$ 300,000
Percentage of accrued interest	8.00%
Debt instruments maturity	May 31, 2018
Note payable, current			$ 600,000
Officers [Member]
Purchases from related party	$ 300,000
Percentage of accrued interest	8.00%
Debt instruments maturity	May 31, 2018
Shareholders [Member]
Purchases from related party	$ 300,000
Percentage of accrued interest	8.00%
Debt instruments maturity	May 31, 2018
Officers and Shareholders 1 [Member]
Note payable, current		$ 300,000